INCOME TAX (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2023	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 27,310,563	$ 41,464,331	$ 19,291,293
Deferred Tax Assets, Net		7,596,042
Deferred tax assets, valuation allowance	$ 6,064,025	$ 7,596,042	$ 5,946,731
Operating loss carryforwards expiration	which expire at various dates ranging from 2038 through unlimited expiration